Note 19 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-asset position	$7,241	$-	$7,241	$-
Total	$7,241	$-	$7,241	$-
	June 30, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$2	$-	$2	$-
Interest rate swaps-asset position	1,175	-	1,175	-
Interest rate swaps-liability position	(262)	-	(262)	-
Total	$915	$-	$915	$-